ACCUMULATED OTHER COMPREHENSIVE INCOME/LOSS	12 Months Ended
Jun. 30, 2015
Accumulated Other Comprehensive Income (Loss), Net Of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME/LOSS

14. ACCUMULATED OTHER COMPREHENSIVE INCOME/LOSS

Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income. Although certain changes in assets and liabilities are reported as a separate component of the stockholders’ equity section of the consolidated balance sheets, such items, along with net income, are components of comprehensive income/loss.

The components of accumulated other comprehensive loss included in stockholders’ equity and related tax effects are as follows:

	At June 30,
	2015	2014
	(In thousands)
Net unrealized loss on securities available-for-sale	$(300)	$(362)
Tax effect	102	125
Accumulated other comprehensive loss	$(198)	$(237)

The June 30, 2015 and 2014 ending balances include $53,000 and $60,000, respectively, of pre-tax unrealized losses on securities which other-than-temporary impairment has been recognized.